Lease Liabilities - Schedule of Lease Liabilities and the Movement (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Lease Liabilities [Abstract]
Current	RM 886,595	$ 210,673	RM 1,228,069
Non-current	695,284	165,213	1,104,051
Lease liabilities, current and non-current	RM 1,581,879	$ 375,886	RM 2,332,120